Rule 497(e)
                                                        Registration No. 33-8982

                             The Victory Portfolios
                       Supplement Dated December 11, 1996
               to the Statement of Additional Information ("SAI")



SAIS DATED JULY 30, 1996                      SAIS DATED MARCH 1, 1996
Balanced Fund                                 (as supplemented August 8, 1996)
Diversified Stock Fund                        Fund for Income
International Growth Fund                     Government Bond Fund
Ohio Regional Stock Fund                      Government Mortgage Fund
Special Value Fund                            Growth Fund
                                              Intermediate Income Fund
                                              Investment Quality Bond Fund
                                              Limited Term Income Fund
                                              National Municipal Bond Fund
                                              New York Tax-Free Fund
                                              Ohio Municipal Bond Fund
                                              Special Growth Fund
                                              Stock Index Fund
                                              Value Fund


Effective  December  6,  1996,  the  following  information  replaces  the third
paragraph  under  the  section  entitled  "Additional  Purchase,   Exchange  and
Redemption Information" in the SAI:

         "The Victory Portfolios has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property."

Please keep this Supplement with your SAI. Investors wishing to obtain more information, please call the Transfer Agent without charge at 800-KEY-FUND.